Intangible assets, net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets resulting from the business combinations		¥ 29,280
Amortization expenses of the intangible assets	¥ 4,000	¥ 4,000	¥ 1,920